SEGMENT RESULTS (Details Narrative) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	2	2
Description of primary reporting segments	(i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners; and (ii) Healthcare Services, which consists of the operation of the Meadowood and Glenvue facilities.	(i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners; and (ii) Healthcare Services, which consists of the operation of the Lumber City, LaGrange, Meadowood, Thomasville, Glenvue and the Tara Facilities.
Total assets	$ 65,952	$ 68,580	$ 105,696
Real Estate Service Segment [Member]
Segment Reporting Information [Line Items]
Total assets	62,000	63,400	103,200
Healthcare Services Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 3,900	$ 5,100	$ 2,500